Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 22, 2012
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	FBMS
Entity Registrant Name	FIRST BANCSHARES INC /MS/
Entity Central Index Key	0000947559
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		3,104,867
Entity Public Float		$ 23,157,159